Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.01%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$67	$222	$390	$878

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

Expense Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - JNL/DFA U.S. Small Cap Fund		Class A		Class I
Management Fee		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.30%		none
Other Expenses	[1]	0.16%		0.16%
Total Annual Fund Operating Expenses		1.01%	[2]	0.71%
Less Waiver/Reimbursement	[3]			0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[2]			0.66%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example Narrative [Text Block]	In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:
Expense Example, With Redemption [Table]
Expense Example - JNL/DFA U.S. Small Cap Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	103	322	558	1,236
Class I	67	222	390	878